MAJOR CUSTOMER (Schedule of company's total revenues) (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Customer Concentration Risk [Member] | Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Percentage of total revenues from a customer	35.00%	45.00%